Disclosure of fair value of financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 1	$ 1,010
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 2	1,010
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 3	1,010
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 4	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 5	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 6	388
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 7	388
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 8	388
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 9	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 10	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 11	1,291
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 12	1,291
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 13	1,291
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 14	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 15	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 16	4,608
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 17	4,608
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 18	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 19	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 20	4,608
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 21	6,752
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 22	6,752
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 23	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 24	0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 25	$ 6,752
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 1		$ 141
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 2		141
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 3		141
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 4		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 5		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 6		672
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 7		672
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 8		672
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 9		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 10		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 11		2,165
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 12		2,165
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 13		2,165
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 14		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 15		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 16		6,394
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 17		6,394
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 18		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 19		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 20		6,394
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 21		153
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 22		153
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 23		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 24		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 25		153
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 26		7,226
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 27		7,226
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 28		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 29		0
Determination Of Fair Values Disclosure Of Fair Value Of Financial Instruments 30		$ 7,226